UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31,2003

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry77
Form 13F Information Table Value$97,641




Value
Investment

Security
CLASS
Cusip
(X $1000)
Discretion
Sole
3M Co
COM
88579Y101
130
1000SOLE
1000
Abbott Laboratories
COM
002824100
188
5000SOLE
5000
Ace Ltd Ord
COM

3484
120342SOLE
120342
Alcon Inc.
COM
H01301102
3527
85987SOLE
85987
American Express
COM
025816109
471
14177SOLE
14177
American Intl Group Inc.
COM
026874107
5054
102207SOLE
102207
Ameritrade Hldg Corp.
COM
03074k100
1853
373500SOLE
373500
Amgen
COM
031162100
3183
55303SOLE
55303
Applied Materials
COM
038222105
1803
143300SOLE
143300
Bankamerica Corp. New
COM
060505104
410
6141SOLE
6141
Best Buy
COM
086516101
699
25935SOLE
25935
Caremark RX Inc
COM
141705103
182
10000SOLE
10000
Carnival Cruise Class A
COM
143658102
444
18400SOLE
18400
Charles Schwab New
COM
808513105
185
25627SOLE
25627
ChevronTexaco Corp
COM
166764100
432
6680.12SOLE
6680.12
Chico's FAS Inc.
COM
168615102
192
9600SOLE
9600
Cisco Systems
COM
17275R102
1240
95540SOLE
95540
Citigroup
COM
172967101
3815
110753.86SOLE
110753.86
Clear Channel Commun Com
COM
184502102
1172
34554SOLE
34554
Concord Computing
COM
206197105
393
41800SOLE
41800
Del Monte Foods Co.
COM
24522p103
1310
175616SOLE
175616
Dial Corp.
COM
25247D101
1596
82274SOLE
82274
DPS Biotech Holders Trust
COM
09067D201
1828
19600SOLE
19600
EBAY Inc
COM
278642103
996
11675SOLE
11675
Echostar Comm Corp Cl A
COM
278762109
328
11350SOLE
11350
Exxon Mobil Corporation
COM
30231G102
382
10940SOLE
10940
Fiserv Inc. Wisconsin
COM
337738108
1891
60072SOLE
60072
Flextronics Int'l
COM

805
92300SOLE
92300
Fox Entmt Group Inc Cl A
COM
35138T107
2018
75650SOLE
75650
General Electric
COM
369604103
4125
161756.7SOLE
161756.7
Gillette Co.
COM
375766102
157
5064SOLE
5064
Goldman Sachs Group Inc.
COM
38141G104
436
6400SOLE
6400
Grainger W W Inc.
COM
384802104
686
16000SOLE
16000
Grey Global Group Inc.
COM
39787m108
848
1375SOLE
1375
Harman Int'l Industries Inc.
COM
413086109
1157
19750SOLE
19750
Harrah's Entertainment
COM
413619107
1283
35950SOLE
35950
Hilton Hotel
COM
432848109
1569
135174SOLE
135174
Honeywell International Inc.
COM
438516106
865
40502SOLE
40502
IBM
COM
459200101
623
7940SOLE
7940
Intel Corp
COM
458140100
4047
248590.13SOLE
248590.13
Interpublic Group
COM
460690100
131
14100SOLE
14100
Jacobs Engineering Group Inc.
COM
469814107
3356
79890SOLE
79890
Johnson & Johnson
COM
478160104
1277
22073SOLE
22073
JP Morgan Chase & Co.
COM
46625H100
186
7850SOLE
7850
L3 Communications Hldg
COM
502424104
442
11000SOLE
11000
Liberty Media Corp-A
COM
530718105
1555
159848SOLE
159848
Lowes Companies
COM
548661107
1223
29950SOLE
29950
Mcgraw Hill Co.
COM
580645109
601
10810.43SOLE
10810.43
Merck & Co.
COM
589331107
201
3675SOLE
3675
Michaels Stores Inc.
COM
594087108
1514
60550SOLE
60550
Microsoft
COM
594918104
3188
131700.21SOLE
131700.21
Mohawk Industries
COM
608190104
1052
21950SOLE
21950
Office Depot
COM
676220106
322
27250SOLE
27250
Pfizer Inc.
COM
717081103
2268
72796.63SOLE
72796.63
Procter & Gamble
COM
742718109
181
2030SOLE
2030
Providian Corp
COM
74406A102
1036
157900SOLE
157900
Quest Diagnostics Inc.
COM
74834l100
1535
25720SOLE
25720
Royal Dutch
COM
780257804
594
14571SOLE
14571
Schlumberger Ltd
COM
806857108
570
15000SOLE
15000
Service Master Co
COM
817615107
906
90600SOLE
90600
Staples Inc.
COM
855030102
2765
150829SOLE
150829
Stericycle Inc.
COM
858912108
186
4950SOLE
4950
Symantec Corp.
COM
871503108
215
5500SOLE
5500
Total Fina SA Spon ADR
ADR
89151E109
231
3650SOLE
3650
Travelers Property Casualty - A
COM
89420G109
441
31331SOLE
31331
United Technologies
COM
913017109
4109
71115.6SOLE
71115.6
Univision Comm. Cl A
COM
914906102
2840
115855SOLE
115855
Utd Surg. Ptnrs Intl
COM
913016309
532
28750SOLE
28750
Vitalstream Holdings Inc.
COM
92847T100
252
6000SOLE
6000
Waste Connections Inc.
COM
941053100
295
8550SOLE
8550
Weight Watchers Int'l
COM
948626106
1414
30700SOLE
30700
Wells Fargo Co.
COM
949746101
129
2866SOLE
2866
Wendy's
COM
950590109
731
26585SOLE
26585
Williams Sonoma Inc Com
COM
969904101
2051
94100SOLE
94100
WYETH
COM
983024100
2196
58068SOLE
58068
Xilinx Inc.
COM
983919101
754
32200SOLE
32200
Zimmer Holdings Inc.
COM
989565P102
555
11411SOLE
11411